Derivative Financial Instruments - Notional and Fair Values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	$ 1,275.8	$ 2,601.9
Derivatives, Liability Fair Value	4,076.4	5,685.4
Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	64,734.1	69,107.7
Interest rate contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	63,122.0	69,719.2
Interest rate contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	826.2	1,981.1
Derivatives, Liability Fair Value	1,174.3	1,545.0
Interest rate caps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	11,800.0	4,500.0
Interest rate caps | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	162.5	17.7
Derivatives, Liability Fair Value	29.7	0.6
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,456.4	1,985.8
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,281.7	1,985.8
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	17.8	11.3
Derivatives, Liability Fair Value	43.3	95.0
Equity contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	4,513.5	3,967.0
Equity contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	11,725.9	14,890.4
Equity contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	172.7	103.4
Derivatives, Liability Fair Value	52.9	235.1
Credit contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,221.0	3,106.0
Credit contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,221.0	3,106.0
Credit contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	40.5	63.3
Derivatives, Liability Fair Value	14.5	52.7
Managed custody guarantees | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0	0
Derivatives, Liability Fair Value	0	0
Cash Flow Hedging | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	786.0	1,000.0
Cash Flow Hedging | Interest rate contracts | Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	81.0	215.4
Derivatives, Liability Fair Value	0.5	0
Cash Flow Hedging | Foreign exchange contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	174.7	0
Cash Flow Hedging | Foreign exchange contracts | Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	6.3	0
Derivatives, Liability Fair Value	1.6	0
Fair Value Hedging | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	873.5	291.1
Fair Value Hedging | Interest rate contracts | Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	4.8	0
Derivatives, Liability Fair Value	64.7	16.4
Within fixed maturity investments
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	126.5	227.4
Derivatives, Liability Fair Value	0	0
Within annuity products
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0	0
Derivatives, Liability Fair Value	2,645.6	3,571.7
Within reinsurance agreements
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0	0
Derivatives, Liability Fair Value	$ 79.0	$ 169.5